Property, Equipment and Leasehold Improvements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements (Tables) [Line Items]
Schedule property, equipment and leasehold improvements
	(in thousands)
	September 30, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer Equipment	579	306
Vehicles	106	106
Leasehold improvements	436	409

Subtotal	1,280	974
Less accumulated depreciation	(600)	(297)
Property, equipment and leasehold improvements, net	$680	$677

	(in thousands)
	December 31, 2020	December 31, 2019
Furniture/Fixtures	$153	$76
Computer Equipment	306	92
Vehicles	106	—
Leasehold improvements	409	139

Subtotal	974	307
Less accumulated depreciation	(297)	(22)
Property, equipment and leasehold improvements, net	$677	$285